Non-controlling Interests	12 Months Ended
Dec. 31, 2011
NON-CONTROLLING INTERESTS [Abstract]
NON-CONTROLLING INTERESTS

18. NON-CONTROLLING INTERESTS

Non controlling interests as of December 31, 2010 and 2011 are as follows:

	December 31, 2010	December 31, 2011
	RMB	RMB
Non-controlling interests in Actoz	233,165	247,775
Non-controlling interests in other subsidiaries and VIEs	5,699	9,383

	238,864	257,158

The movement of non-controlling interests during the years ended December 31, 2009, 2010 and 2011 are as follows:

	For the Years Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of year	138,933	205,886	238,864
Add:
Non-controlling interests arising from business combination	-	6,451	4,062
Net income attributable to non-controlling interests	18,564	15,846	21,115
Share-base compensation of subsidiaries	13,361	5,020	8,326
Exercise of share options of a subsidiary	14,023	3,848	5,349
Less:
Cumulative currency translation adjustments of subsidiaries	21,005	1,813	(19,586)
Change of equity in an affiliated company of a subsidiary	-	-	(972)

Balance at the end of year	205,886	238,864	257,158